Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2022	2021
U.K. R&D tax credit	$15,232	$10,523
Prepaid research and development	3,473	3,608
Prepaid insurance	1,151	1,525
VAT recoverable	771	650
Other current assets	2,615	2,124
	$23,242	$18,430